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RECEIVED
2015 JAN 29 PM 3:24
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SEC
Mail Processing
Section
JAN 29 2015
Washington DC
404

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

15000090

4. Name of Underlying Instrument:

Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad

6. Ticker Symbol(s) of New Derivative Securities Product:

SBEU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

XETRA, OMX Nordic Helsinki, Euronext Brussels, London, Madrid, OMX Nordic Stockholm, Vienna, Euronext Paris, Euronext Amsterdam, Milan, Six Swiss, Euronext Lisbon, Athens, Oslo, Dublin, OMX Nordic Copenhagen

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

January 28, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 29 2015

SEC 2449 (1/99)